Pension Plans (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Defined Contribution Plan, Description	The plan allows for discretionary matching contributions by the Company, up to 4% of eligible annual compensation made by participants of the plan
Multiemployer Plan, Pension, Significant, Plan Contribution	$ 2,125	$ 1,808